UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2003

Check here if Amendment [   ]; Amendment Number:  _____
  This Amendment (Check only one.): [  ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue
              --------------------------------------------
              New York, NY 10021-8029

Form 13F File Number:  28-10519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Leo Kirby
              --------------------------------------------
Title:         Chief Financial Officer
              --------------------------------------------
Phone:         212-521-2418
              --------------------------------------------

Signature, Place, and Date of Signing:

        Leo Kirby                  New York, N.Y.            November 17, 2003
--------------------------  ---------------------------   ----------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0
                                           -----------

Form 13F Information Table Entry Total:        30
                                           -----------

Form 13F Information Table Entry Value:      208,349
                                           -----------
                                           (thousands)

List of Other Included Managers:  None

                                                     Form 13F INFORMATION TABLE

                                                                                                             VOTING AUTHORITY
                                                                                                        ------------------------
                              TITLE
                                OF                    VALUE      SHRS OR    SH/  PUT/  INVESTMENT  OTHER
   NAME OF ISSUER             CLASS       CUSIP      (x$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED NONE
-----------------             -----       -----      --------    -------    ---  ----  ----------  --------     ----     ------ ----
Aclara Biosciences            COM         00461P106        92      23,199    SH        SOLE                      23,199
Adolor                        COM         00724X102       492      26,800    SH        SOLE                      26,800
Alexion Pharmaceuticals       COM         015351109     6,263     369,938    SH        SOLE                     369,938
Alkermes                      COM         01642T108     3,134     228,459    SH        SOLE                     228,459
Amylin Pharmaceuticals        COM         032346108    35,525   1,256,190    SH        SOLE                   1,256,190
Arena Pharmaceuticals         COM         040047102       294      40,800    SH        SOLE                      40,800
Autoimmune                    COM         052776101        35      26,100    SH        SOLE                      26,100
Encysive Pharmaceuticals      COM         29256X107       124      20,312    SH        SOLE                      20,312
Genentech                     COM         368710406       224       2,800    SH        SOLE                       2,800
Human Genome Sciences         COM         444903108     4,530     329,938    SH        SOLE                     329,938
Incyte                        COM         45337C102    13,955   3,014,070    SH        SOLE                   3,014,070
Intrabiotics Pharmaceuticals  COM         46116T506       594      53,688    SH        SOLE                      53,688
Medarex                       COM         583916101       605     102,463    SH        SOLE                     102,463
Neurogen                      COM         64124E106     3,839     683,100    SH        SOLE                     683,100
Onyx Pharmaceuticals          COM         683399109     2,207     102,300    SH        SOLE                     102,300
Pharmacyclics                 COM         716933106       171      35,300    SH        SOLE                      35,300
Pharsight                     COM         71721Q101        13      56,950    SH        SOLE                      56,950
Praecis Pharmaceuticals       COM         739421105       339      50,100    SH        SOLE                      50,100
Regeneron Pharmaceuticals     COM         75886F107    15,435     873,521    SH        SOLE                     873,521
Salix Pharmaceuticals         COM         795435106     3,546     184,133    SH        SOLE                     184,133
Tanox                         COM         87588Q109     1,690      84,664    SH        SOLE                      84,664
Third Wave Technologies       COM         88428W108        36      11,107    SH        SOLE                      11,107
Trimeris                      COM         896263100    86,093   3,434,120    SH        SOLE                   3,434,120
Tularik                       COM         899165104     4,166     416,596    SH        SOLE                     416,596
Ventiv Health                 COM         922793104       194      27,300    SH        SOLE                      27,300
Vicuron Pharmaceuticals       COM         926471103       308      17,400    SH        SOLE                      17,400
Virologic                     COM         92823R201       651     485,632    SH        SOLE                     485,632

CV Therapeutics 4.75% 3/7/07  CONV BONDS  126667AB0     1,740   2,000,000    PRN       SOLE                   2,000,000
Incyte Notes 5.5% 2/01/2007   CONV BONDS  45337CAC6     3,794   5,000,000    PRN       SOLE                   5,000,000
Regeneron Pharmaceuticals
Conv Notes 5.5% 10/17/08
(144A)                        CONV BONDS  75886FAB3    18,260  18,800,000    PRN       SOLE                  18,800,000
                                                      -------
                                                      208,349
                                                      =======
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